Annual Total Returns[BarChart] - Transamerica JPMorgan Asset Allocation - Moderate Growth VP - Initial	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.01%)	10.64%	19.38%	2.57%	(2.23%)	6.55%	19.77%	(7.07%)	20.01%	15.07%